Income Taxes - Deferred Tax Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax valuation allowance, rollfoward
Balance at beginning of year	$ 77
Balance at end of year	75	$ 77
Deferred tax asset valuation allowance
Deferred tax valuation allowance, rollfoward
Balance at beginning of year	77	65	$ 55
Charged to income tax expense	5	12	10
Charged to Retained earnings	(7)	0	0
Balance at end of year	$ 75	$ 77	$ 65